Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives asset (liability)	$ 26,800	$ 35,800	$ 31,400
Commodity derivatives
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives asset (liability)	26,806	35,752	31,371
Commodity derivatives | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives asset (liability)	34,079	41,258	30,030
Commodity derivatives | Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivatives asset (liability)	$ (7,273)	$ (5,506)	$ 1,341